PROPERTY AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 205	$ 135	$ 537	$ 355